UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

New Jersey - 142.1%	$ 1,000	Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (e)	$ 1,016

	1,875	Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge Revenue
		Refunding Bonds, 5% due 7/01/2023	1,939

	1,000	Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge Revenue
		Refunding Bonds, 5% due 7/01/2028	1,013

	5,000	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6% due 1/01/2018 (d)	5,283

	1,000	Essex County, New Jersey, Improvement Authority, Airport Revenue Refunding Bonds, AMT, 4.75%
		due 11/01/2032 (e)	951

	6,925	Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.12%
		due 11/01/2023 (d)(k)	3,388

	2,605	Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue
		Bonds, Series A, 5.80% due 11/01/2022 (d)	3,004

	3,300	Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue
		Bonds, Series A, 5.75% due 11/01/2028 (d)	4,015

	2,000	Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery, Revenue
		Refunding Bonds (Waste Management Inc. Project), Series A, 6.85% due 12/01/2029	2,119

	750	Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)	748

	1,000	Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (e)	1,211

	1,000	Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue Bonds,
		Series A-1, 4.46% due 12/15/2032 (e)(k)	280

	7,500	Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding Bonds
		(Hudson County Lease Project), 5.375% due 10/01/2024 (c)	7,666

	5,200	Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (c)(g)	5,691

	3,750	Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25% due 1/01/2014 (a)	4,204

	3,000	Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)	3,118

	3,045	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
		Bonds, 5% due 12/01/2011 (a)(g)	3,327

	240	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
		Bonds, 5.20% due 12/01/2014 (a)	255

	765	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
		Bonds, 5.25% due 12/01/2015 (a)	815

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
CABS	Capital Appreciation Bonds	RIB	Residual Interest Bonds
COP	Certificates of Participation	S/F	Single-Family
EDA	Economic Development Authority	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BlackRock MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 605	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
	Bonds, 5% due 12/01/2017 (a)	$ 649

545	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
	Bonds, 5% due 12/01/2018 (a)	577

560	Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
	Bonds, 5% due 12/01/2019 (a)	593

1,355	Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50% due 8/01/2037 (e)	1,320

625	Mount Holly, New Jersey, Municipal Utilities Authority, Sewer Revenue Bonds, Series C, 4.50%
	due 12/01/2037 (e)	609

1,060	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019	1,065

785	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	781

225	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031	218

465	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	463

1,000	New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village Project), Series C, 5.50%
	due 1/01/2028	1,001

1,700	New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A, 5.50%
	due 1/01/2018	1,724

2,325	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95% due 7/01/2021 (e)(k)	1,245

3,900	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (e)	4,032

8,500	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (e)	8,785

1,765	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (e)	1,818

1,000	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5% due 9/01/2037 (a)	1,032

1,500	New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K, 5.25%
	due 12/15/2017 (c)	1,683

1,000	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
	Project), AMT, Series A, 5.25% due 11/01/2032 (a)	1,013

5,070	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
	Project), AMT, Series A, 6.875% due 11/01/2034 (c)	5,156

1,000	New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey, Inc.),
	Series B, 4.50% due 11/01/2025 (a)	1,013

1,125	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset Medical Center),
	5.50% due 7/01/2033	986

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 4,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital),
	6% due 7/01/2012 (g)	$ 4,534

525	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 5.75% due 7/01/2012 (g)	590

290	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 6.25% due 7/01/2012 (g)	333

325	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 6.25% due 7/01/2017	352

790	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
	Medical Center), 5.75% due 7/01/2025	823

2,250	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Meridian Health
	System Obligation Group), 5.25% due 7/01/2019 (d)	2,336

1,540	New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds (Convention
	Center), 5.50% due 3/01/2021 (e)	1,773

1,000	New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds (Convention
	Center), 5.50% due 3/01/2022 (e)	1,152

1,100	New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
	due 7/01/2032 (c)	1,112

280	New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
	due 7/01/2039 (c)	282

1,600	New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University),
	Series A, 5% due 7/01/2021 (a)	1,688

695	New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton College),
	Series F, 5% due 7/01/2031 (e)	709

1,185	New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
	Series C, 5% due 7/01/2014 (e)(g)	1,331

1,315	New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
	Series C, 5.125% due 7/01/2014 (e)(g)	1,487

3,020	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Montclair State
	University), Series J, 4.25% due 7/01/2030 (e)	2,805

3,185	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Montclair State
	University), Series L, 5% due 7/01/2014 (e)(g)	3,578

1,250	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College),
	Series I, 4.25% due 7/01/2031 (a)	1,189

4,240	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College),
	Series I, 4.25% due 7/01/2036 (a)	3,993

700	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
	Series B, 4.25% due 7/01/2034 (c)	648

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 195	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
	Series C, 5% due 7/01/2011 (c)(g)	$ 213

360	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
	Series C, 5% due 7/01/2031 (c)	366

1,500	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Stevens Institute of
	Technology), Series A, 5% due 7/01/2034	1,404

1,725	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (William Paterson
	University), Series E, 5% due 7/01/2021 (f)	1,777

3,500	New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015 (d)	3,985

3,565	New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT,
	Series A, 5.30% due 6/01/2017 (a)	3,602

4,425	New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds,
	Series A, 4.70% due 11/01/2025 (d)	4,484

1,970	New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds,
	Series A, 5% due 5/01/2027 (d)	2,072

2,640	New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
	Series CC, 5.80% due 10/01/2020 (e)	2,730

1,000	New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT, Series A,
	4.90% due 11/01/2035 (c)	956

500	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds,
	AMT, Series T, 4.70% due 10/01/2037	465

4,750	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
	Series C, 4.83% due 12/15/2032 (d)(k)	1,401

2,760	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
	Series C, 5.05% due 12/15/2035 (a)(k)	658

3,240	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
	Series D, 5% due 6/15/2019 (d)	3,527

4,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
	Bonds, Series A, 5.25% due 12/15/2020 (d)	4,877

3,600	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
	Bonds, Series B, 5.50% due 12/15/2021 (e)	4,166

3,005	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due 1/01/2035 (a)(k)	2,184

500	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1, 2%
	due 1/01/2024 (d)(h)	500

3,600	Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal, Additional Rent-
	Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects), 4.375% due 1/01/2037 (e)	3,460

1,710	North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125%
	due 8/01/2020 (e)	1,938

1,250	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.75% due 7/01/2035 (d)(k)	1,034

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 1,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series, 6.125%
		due 6/01/2094	$ 1,175

	1,000	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 138th
		Series, 4.75% due 12/01/2034 (d)	979

	5,000	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 146th
		Series, 4.25% due 12/01/2032 (d)	4,484

	4,100	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.74%
		due 9/01/2026 (e)(k)	1,628

	2,350	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.36%
		due 9/01/2033 (e)(k)	631

	1,250	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building
		Project), 5.375% due 8/15/2028 (d)	1,365

	700	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building
		Project), 5.25% due 8/15/2038 (d)	748

	2,200	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2023	2,269

	1,715	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
		due 6/01/2013 (g)	2,076

	1,590	Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds (Ogden Martin
		System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)	1,611

	1,670	Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds (Ogden Martin
		System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)	1,692

	2,910	University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2036 (e)	2,980

	570	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
		due 12/01/2018 (a)	624

	1,145	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
		due 12/01/2019 (a)	1,253

	1,130	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
		due 12/01/2020 (a)	1,236

	865	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
		due 12/01/2021 (a)	947

	320	University of Medicine and Dentistry of New Jersey, Revenue Refunding Bonds, VRDN, Series B,
		2.78% due 12/01/2032 (a)(h)	320

Puerto Rico - 12.1%	1,500	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series J, 5% due 7/01/2029 (e)	1,507

	1,380	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series K, 5% due 7/01/2015 (g)	1,565

	1,200	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series N, 5.25% due 7/01/2039 (c)	1,226

BlackRock MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,750	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
	Revenue Bonds, Series A, 4.48% due 7/01/2030 (c)(k)	$ 836

2,250	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation
	Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)(k)	458

2,100	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN, Series A-4, 1.95%
	due 7/01/2031 (d)(h)	2,100

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2028 (b)	2,022

1,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5% due 7/01/2025 (e)	1,020

2,110	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue
	Bonds (Ascension Health), RIB, Series 377, 9.81% due 11/15/2030 (i)	2,380

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue
	Bonds (University Plaza Project), Series A, 5% due 7/01/2033 (e)	3,007

	Total Municipal Bonds (Cost - $196,921) - 154.2%	204,459

Shares
Held	Short-Term Securities

90	CMA New Jersey Municipal Money Fund, 2.01% (j)(l)	90

	Total Short-Term Securities (Cost - $90) - 0.1%	90

	Total Investments (Cost - $197,011*) - 154.3%	204,549
	Other Assets Less Liabilities - 1.2%	1,557
	Preferred Stock, at Redemption Value - (55.5%)	(73,530)

	Net Assets Applicable to Common Stock - 100.0%	$ 132,576

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 197,031

	Gross unrealized appreciation	$ 9,527
	Gross unrealized depreciation	(2,009)
	Net unrealized appreciation	$ 7,518

BlackRock MuniYield New Jersey Insured Fund, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)(in Thousands)

(a)	AMBAC Insured.

(b)	CIFG Insured.

(c)	FGIC Insured.

(d)	FSA Insured.

(e)	MBIA Insured.

(f)	XL Capital Insured.

(g)	Prerefunded.

(h)	Variable rate security. Rate shown is interest rate as of the report date.

(i)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA New Jersey Municipal Money Fund	1	+

+ Amount is less than $1,000.

(k)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l)	Represents the current yield as of January 31, 2008.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield New Jersey Insured Fund, Inc.

Date: March 24, 2008